Leases (Details) - Schedule of ROU office space	12 Months Ended
Oct. 31, 2022 CAD ($)
Schedule Of Rou Office Space Abstract
Balance at beginning
Addition	126,077
Accumulated depreciation	(82,802)
Foreign currency fluctuation	5,493
Balance at ending	$ 48,768